GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Going Concern Uncertainty And Managements Plan Details Narrative
Cash flows from operations	$ (183,164)	$ (5,900,421)	$ (2,385,416)
Working capital deficit		$ (4,291,123)